UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-08268

Firsthand Funds

(Exact name of registrant as specified in charter)

150 Almaden Blvd., Suite 1250
San Jose, CA  95113

(Address of principal executive offices) (Zip code)

SiVest Group, Incorporated
150 Almaden Blvd., Suite 1250
San Jose, CA  95113

 (Name and address of agent for service)

Registrant's telephone number, including area code: (408) 624-9527

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Firsthand Technology Value Fund®
Portfolio of Investments, March 31, 2011 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS — 71.8% ($78,225,008)
Advanced Materials — 9.3% ($10,160,418)
Corning, Inc.	258,600	$5,334,918
MEMC Electronic Materials, Inc. *	300,000	3,888,000
UCT Coatings, Inc., Common Stock *(1)	1,500,000	937,500
Battery — 2.9% ($3,187,700)
A123 Systems, Inc. *	502,000	3,187,700
Communications — 3.0% ($3,284,174)
Clearwire Corp., Class A *	98,600	551,174
Equinix, Inc. *	30,000	2,733,000
Communications Equipment — 11.7% ($12,731,889)
QUALCOMM, Inc.	150,300	8,240,949
ZTE Corp.	965,000	4,490,940
Consumer Electronics — 3.2% ($3,463,704)
TiVo, Inc. *	395,400	3,463,704
Electronics Manufacturing Services — 0.3% ($300,228)
Quanta Computer, Inc. - GDR	31,815	300,228
Energy Efficiency — 2.7% ($2,933,648)
Echelon Corp. *	289,600	2,933,648
Intellectual Property — 0.0% ($9,019)
Silicon Genesis Corp., Common *(1)(2)	901,892	9,019
Internet — 4.2% ($4,593,900)
Ctrip.com International Ltd. - ADR *	50,000	2,074,500
Shanda Interactive Entertainment Ltd. - ADR *	60,000	2,519,400
Networking — 4.7% ($5,145,000)
Cisco Systems, Inc.	300,000	5,145,000
Other Electronics — 6.5% ($7,106,231)
Intevac, Inc. *	571,700	7,106,231
Photonics — 3.2% ($3,479,828)
Newport Corp. *	195,167	3,479,828
Renewable Energy — 2.8% ($2,999,000)
GT Solar International, Inc. *	150,000	1,599,000
JA Solar Holdings Co., Ltd. - ADR *	200,000	1,400,000
Semiconductors — 13.2% ($14,402,229)
AXT, Inc. *	80,000	573,600
Broadcom Corp., Class A	121,600	4,788,608
Entropic Communications, Inc. *	187,200	1,581,840
	SHARES/ PAR VALUE	MARKET VALUE
Intel Corp.	90,800	$1,831,436
Marvell Technology Group Ltd. *	115,900	1,802,245
SanDisk Corp. *	50,000	2,304,500
Semiconductor Manufacturing International Corp. - ADR *	400,000	1,520,000
Services — 0.0% ($—)
Innovion Corp. *(1)	2	0
Software — 4.1% ($4,428,040)
Microsoft Corp.	101,500	2,574,040
Symantec Corp. *	100,000	1,854,000
PREFERRED STOCK — 9.0% ($9,793,050)
Intellectual Property — 2.0% ($2,215,642)
Silicon Genesis Corp., Series 1-C *(1)(2)	82,914	829
Silicon Genesis Corp., Series 1-D *(1)(2)	850,830	8,508
Silicon Genesis Corp., Series 1-E *(1)(2)	5,704,480	1,806,495
Silicon Genesis Corp., Series 1-F *(1)(2)	912,453	399,810
Networking — 0.0% ($3,862)
IP Unity, Inc., Series C *(1)	1,932,222	1,932
IP Unity, Inc., Series E *(1)	193,042	1,930
Renewable Energy — 6.9% ($7,502,051)
SoloPower, Series A *(1)(2)	3,999,999	3,999,999
SoloPower, Series B *(1)(2)	1,002,052	1,002,052
SoloPower, Series D *(1)(2)	1,000,000	1,000,000
SoloPower, Series E-1 *(1)(2)	1,428,571	1,500,000
Services — 0.1% ($71,495)
Innovion Corp., Series A-1 *(1)	324,948	71,326
Innovion Corp., Series A-2 *(1)	168,804	169
CONVERTIBLE BOND — 1.2% ($1,250,000)
Intellectual Property — 1.2% ($1,250,000)
Silicon Genesis Corp., 12% (1)(2)	1,250,000	1,250,000
WARRANTS — 0.0% ($1,223)
Advanced Materials — 0.0% ($754)
UCT Coatings, Inc., Common Warrant (1)	136,986	600
UCT Coatings, Inc., Common Warrant (1)	2,029	9
UCT Coatings, Inc., Common Warrant (1)	33,001	145

See accompanying Notes to Portfolio of Investments

Firsthand Technology Value Fund® - continued
Portfolio of Investments, March 31, 2011 (unaudited)

	SHARES	MARKET VALUE
Intellectual Property — 0.0% ($—)
Silicon Genesis Corp., 1-E Warrant *(1)(2)	1,257,859	$0
Silicon Genesis Corp., 1-E Warrant *(1)(2)	94,339	0
Silicon Genesis Corp., Common Warrant *(1)(2)	37,982	0
Networking — 0.0% ($69)
IP Unity, Inc., E-1 Warrant *(1)	69,496	69
Renewable Energy — 0.0% ($400)
SoloPower Common Stock Warrant *(1)(2)	3,999,999	400
Total Investments (Cost $118,061,427) — 82.0%		89,269,281
Other assets in excess of liabilities — 18.0%		19,607,794

NET ASSETS — 100.0%		$108,877,075

*	Non-income producing security.
(1)	Restricted security.
(2)	Affilited issuer.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying Notes to Portfolio of Investments

Firsthand Technology Leaders Fund
Portfolio of Investments, March 31, 2011 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS — 82.1% ($27,462,000)
Advanced Materials — 6.2% ($2,063,000)
Corning, Inc.	100,000	$2,063,000
Communications Equipment — 14.6% ($4,878,500)
Nokia Corp. - ADR	100,000	851,000
QUALCOMM, Inc.	50,000	2,741,500
Telefonaktiebolaget Ericsson LM - ADR	100,000	1,286,000
Computer — 12.9% ($4,303,900)
Apple, Inc. *	10,000	3,484,500
Hewlett-Packard Co.	20,000	819,400
Internet — 8.8% ($2,931,050)
Google, Inc., Class A *	5,000	2,931,050
Networking — 3.1% ($1,029,000)
Cisco Systems, Inc.	60,000	1,029,000
Other Electronics — 2.8% ($943,800)
LG Display Co., Ltd. - ADR	60,000	943,800
Renewable Energy — 2.9% ($986,000)
Suntech Power Holdings Co., Ltd. - ADR *	100,000	986,000
Semiconductor Equipment — 2.7% ($913,600)
Applied Materials, Inc.	30,000	468,600
ASML Holding N.V.	10,000	445,000
Semiconductors — 17.0% ($5,697,950)
Intel Corp.	100,000	2,017,000
Micron Technology, Inc. *	100,000	1,146,000
SanDisk Corp. *	55,000	2,534,950
Software — 11.1% ($3,715,200)
Microsoft Corp.	50,000	1,268,000
Oracle Corp.	40,000	1,334,800
Symantec Corp. *	60,000	1,112,400

	CONTRACTS	MARKET VALUE
PURCHASED OPTIONS — 0.7% ($250,000)
Other — 0.7% ($242,500)
Powershares QQQ Trust Series Put Options, Expiring July 2011, Strike Price $52.00	2,500	$242,500
Semiconductors — 0.0% ($7,500)
ARM Holdings PLC - SP ADR Put Option, Expiring July 2011, Strike Price $20.00	250	7,500
Total Investments (Cost $24,038,771) — 82.8%		27,712,000
Other assets in excess of liabilities — 17.2%		5,757,228

NET ASSETS — 100.0%		$33,469,228

*	Non-income producing security.
ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Portfolio of Investments

Firsthand Technology Opportunities Fund
Portfolio of Investments, March 31, 2011 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS — 78.3% ($95,675,889)
Battery — 0.6% ($698,500)
A123 Systems, Inc.*	110,000	$698,500
Business Services — 3.6% ($4,361,400)
DG FastChannel, Inc.*	90,000	2,899,800
Digital River, Inc.*	20,000	748,600
Taleo Corp., Class A*	20,000	713,000
Communications — 2.2% ($2,679,000)
Equinix, Inc.*	20,000	1,822,000
Rackspace Hosting, Inc.*	20,000	857,000
Communications Equipment — 7.8% ($9,524,500)
Ciena Corp.*	80,000	2,076,800
Fabrinet*	125,000	2,520,000
QUALCOMM, Inc.	50,000	2,741,500
Telefonaktiebolaget Ericsson LM - ADR	170,000	2,186,200
Computer — 2.3% ($2,787,600)
Apple, Inc.*	8,000	2,787,600
Consumer Electronics — 2.1% ($2,528,988)
Shutterfly, Inc.*	48,300	2,528,988
Data Processing/Management — 0.6% ($797,600)
CommVault Systems, Inc.*	20,000	797,600
Internet — 28.2% ($34,496,364)
51job, Inc. - ADR*	40,000	2,557,200
Akamai Technologies, Inc.*	80,000	3,040,000
Baidu, Inc. - SP ADR *(1)	33,000	4,547,730
comScore, Inc.*	40,000	1,180,400
Ctrip.com International Ltd. - ADR*	90,000	3,734,100
E-Commerce China Dangdang, Inc. - SP ADR*	30,000	618,900
Giant Interactive Group, Inc. - ADR	100,000	745,000
Google, Inc., Class A*	6,000	3,517,260
LivePerson, Inc.*	140,000	1,769,600
Mail.ru Group Ltd. - GDR*	60,000	1,797,000
QuinStreet, Inc.*	20,000	454,600
SINA Corp. *	55,000	5,887,200
Tencent Holdings Ltd.	120,000	2,923,424
ValueClick, Inc.*	60,000	867,600
VistaPrint NV*	16,500	856,350
Networking — 2.1% ($2,568,500)
Cisco Systems, Inc.	40,000	686,000
Riverbed Technology, Inc. *	50,000	1,882,500
Other Electronics — 6.6% ($8,039,300)
Cree, Inc.*	50,000	2,308,000

	SHARES/ CONTRACTS	MARKET VALUE
L-1 Identity Solutions, Inc.*	160,000	$1,884,800
VeriFone Systems, Inc. *	70,000	3,846,500
Semiconductors — 13.7% ($16,771,900)
ARM Holdings, PLC - SP ADR	110,000	3,098,700
Atheros Communications, Inc.*	80,000	3,572,000
Cavium Networks, Inc. *	60,000	2,695,800
Marvell Technology Group Ltd.*	80,000	1,244,000
Micron Technology, Inc.*	50,000	573,000
Rubicon Technology, Inc.*	20,000	553,600
SanDisk Corp.*	60,000	2,765,400
Skyworks Solutions, Inc.*	70,000	2,269,400
Software — 8.5% ($10,422,237)
Ariba, Inc.*	20,000	682,800
Fortinet, Inc.*	60,000	2,640,000
Microsoft Corp.	40,000	1,014,400
NetSuite, Inc.*	20,000	581,600
NICE-Systems Ltd. - ADR*	20,000	738,800
Novell, Inc.*	500,000	2,965,000
VeriSign, Inc.*	49,700	1,799,637

PURCHASED OPTIONS — 1.0% ($1,221,100)
Internet — 0.5% ($551,100)
Baidu, Inc. - SP ADR Put Option, Put Option, Expiring June 2011, Strike Price $125.00	330	155,100
SINA Corp. Put Option, Expiring June 2011, Strike Price $100.00	550	396,000
Networking — 0.1% ($145,000)
Riverbed Technology, Inc. Put Option, Expiring June 2011, Strike Price $36.00	500	145,000
Other Electronics — 0.2% ($224,000)
VeriFone Systems, Inc. Put Option, Expiring July 2011, Strike Price $50.00	700	224,000
Semiconductors — 0.2% ($301,000)
ARM Holdings, PLC - SP ADR Put Option, Expiring July 2011, Strike Price $27.00	1,000	205,000
Cavium Networks, Inc. Put Option, Expiring June 2011, Strike Price $40.00	600	96,000

See accompanying Notes to Portfolio of Investments

Firsthand Technology Opportunities Fund - continued
Portfolio of Investments, March 31, 2011 (unaudited)

CONTRACTS	MARKET VALUE
Total Investments (Cost $74,164,479) — 79.3%	$96,896,989
Other assets in excess of liabilities — 20.7%	25,240,501

NET ASSETS — 100.0%	$122,137,490

WRITTEN OPTIONS — (0.3)% ($414,550)
Internet — (0.3)% ($333,300)
Baidu, Inc. - SP ADR Call Option, Expiring June 2011, Strike Price $150.00	330	$(168,300)
SINA Corp. Call Option, Expiring June 2011, Strike Price $135.00	550	(165,000)
Networking — (0.0)% ($32,450)
F5 Networks, Inc., Put Option, Expiring July 2011, Strike Price $80.00	110	(32,450)
Software — (0.0)% ($48,800)
VMware, Inc. Put Option, Expiring July 2011, Strike Price $70.00	200	(48,800)

Total Written Options (Proceeds $410,638)		$(414,550)

*	Non-income producing security.
(1)	Securities held in connection with open written call options.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Portfolio of Investments

Firsthand Alternative Energy Fund
Portfolio of Investments, March 31, 2011 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS — 92.6% ($6,556,430)
Advanced Materials — 6.8% ($484,802)
Corning, Inc.	9,460	$195,160
MEMC Electronic Materials, Inc.*	9,130	118,325
Metabolix, Inc.*	4,700	49,397
Praxair, Inc.	1,200	121,920
Basic Materials — 1.0% ($71,530)
Metalico, Inc.*	11,500	71,530
Battery — 2.7% ($191,135)
A123 Systems, Inc.*	30,100	191,135
Building Automation — 1.3% ($91,454)
Johnson Controls, Inc.	2,200	91,454
Energy Efficiency — 7.9% ($556,066)
Echelon Corp.*	19,500	197,535
Honeywell International, Inc.	3,580	213,762
Itron, Inc.*	2,565	144,769
Environmental Services — 2.9% ($205,390)
ADA-ES, Inc.*	9,400	205,390
Industrials — 1.7% ($117,125)
3M Co.	800	74,800
United Technologies Corp.	500	42,325
Intellectual Property — 0.0% ($1,814)
Silicon Genesis Corp., Common (1)*	181,407	1,814
Other Electronics — 5.3% ($377,407)
Intevac, Inc.*	17,800	221,254
Koninklijke (Royal) Philips Electronics N.V.*	4,854	156,153
Power Conversion/Supply Equipment — 1.9% ($137,374)
Power-One, Inc.*	15,700	137,374
Renewable Energy — 54.0% ($3,823,257)
Amtech Systems, Inc.*	6,600	166,584
Daystar Technologies, Inc.*	112	99
FuelCell Energy, Inc.*	5,000	10,700
Gamesa Corp. Tecnologica S.A.*	7,000	72,746
GT Solar International, Inc.*	41,900	446,654
Hanwha SolarOne Co., Ltd. - ADR*	20,400	154,836
Iberdrola S.A.	16,000	139,134
JA Solar Holdings Co., Ltd. - ADR*	65,000	455,000
JinkoSolar Holding Co., Ltd. - ADR*	8,000	216,000
Meyer Burger Technology AG*	10,000	451,279
Motech Industries, Inc.	50,495	218,935
	SHARES	MARKET VALUE
Orion Energy Systems, Inc.*	14,000	$56,420
Sharp Corp.	11,000	109,101
SunPower Corp., Class B*	17,000	283,390
Trina Solar Ltd. - ADR*	14,600	439,752
ULVAC, Inc.	2,700	63,751
Vestas Wind Systems A.S.*	6,000	265,800
WaterFurnace Renewable Energy, Inc.	600	15,076
Yingli Green Energy Holding Co. - ADR*	20,000	258,000
Semiconductors — 7.1% ($499,076)
Power Integrations, Inc.	5,799	222,276
Rubicon Technology, Inc.*	10,000	276,800
PREFERRED STOCK — 0.4% ($26,876)
Intellectual Property — 0.0% ($952)
Silicon Genesis Corp., Series 1-C (1)*	152	2
Silicon Genesis Corp., Series 1-E (1)*	3,000	950
Renewable Energy — 0.4% ($25,924)
SoloPower, Series C-1 (1)	21,425	25,924
Total Investments (Cost $5,985,756) — 93.0%		6,583,306
Other assets in excess of liabilities — 7.0%		493,765

NET ASSETS — 100.0%		$7,077,071

*	Non-income producing security.
(1)	Restricted security.
ADR	American Depositary Receipt

See accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS
March 31, 2011 (unaudited)

The following information is based upon the federal income tax cost of portfolio investments as of March 31, 2011.

	Firsthand Technology Value Fund	Firsthand Technology Leaders Fund	Firsthand Technology Opportunities Fund	Firsthand Alternative Energy Fund
Gross unrealized appreciation	$13,368,130	$5,787,754	$25,738,749	$1,474,068
Gross unrealized depreciation	(42,160,276)	(2,114,525)	(3,006,239)	(876,518)
Net unrealized appreciation (depreciation)	$(28,792,146)	$3,673,229	$22,732,510	$597,550
Federal income tax cost, investments	$118,061,427	$24,038,771	$74,164,479	$5,985,756

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations.

Options—The Funds are subject to equity price risk in the normal course of pursuing their investment objectives, and may enter into options written to hedge against changes in the value of equities. The Funds (other than Firsthand Technology Value Fund) may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices. The Funds (other than Firsthand Technology Value Fund) may also write put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The number of option contracts written and the premiums received during the period ended March 31, 2011, were as follows:

	Firsthand Technology Leaders Fund

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	3,758	$543,940
Options written during period	—	—
Options expired during period	(1,379)	(147,584)
Options closed during period	(462)	(35,102)
Options exercised during period	(1,917)	(361,254)
Options outstanding, end of period	—	$—

NOTES TO PORTFOLIO OF INVESTMENTS - continued
March 31, 2011 (unaudited)

	Firsthand Technology Opportunities Fund

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	588	$93,118
Options written during period	3,090	677,192
Options expired during period	(588)	(93,118)
Options closed during period	(1,900)	(266,554)
Options exercised during period	—	—
Options outstanding, end of period	1,190	410,638

The following is a summary of the Funds' derivative instruments (not accounted for as hedging investments), categorized by primary risk exposure as of March 31, 2011:

	Asset Derivatives Value

Fund	Total Value at March 31, 2011	Equity Contracts
Firsthand Technology Leaders Fund	$250,000	$250,000
Firsthand Technology Opportunities Fund	1,221,100	1,221,100
Total	$1,471,100	$1,471,100

	Liability Derivatives Value

Fund	Total Value at March 31, 2011	Equity Contracts
Firsthand Technology Leaders Fund	$—	$—
Firsthand Technology Opportunities Fund	(414,550)	(414,550)
Total	$(414,550)	$(414,550)

The average volume of each Fund’s derivatives during the period ended March 31, 2011 is as follows:

	Warrants (Shares)	Purchased Options (Contracts)	Written Options (Contracts)
Firsthand Technology Value Fund	5,921,982	—	—
Firsthand Technology Leaders Fund	—	3,549	1,879
Firsthand Technology Opportunities Fund	—	2,375	889

Short Positions—Firsthand Alternative Energy Fund may sell securities short for economic hedging purposes.  Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction. The Fund is liable for any dividends payable on securities while those securities are in a short position.

NOTES TO PORTFOLIO OF INVESTMENTS - continued
March 31, 2011 (unaudited)

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash, cash equivalents and/or liquid securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments.

Investments in Affiliates and Restricted SecuritiesAffiliated issuers, as defined by the 1940 Act, are those in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s investments in affiliates, if any, for the period ended March 31, 2011, is noted below:

	SHARES/PAR ACTIVITY
AFFILIATE	BALANCE AT 12/31/10	PURCHASES/ MERGER	SALES/ MATURITY/ EXPIRATION	BALANCE AT 03/31/11	REALIZED GAIN (LOSS)	DIVIDENDS/ INTEREST	VALUE 03/31/11	ACQUISITION COST
TVFQX

Silicon Genesis Corp., Common	891,892	10,000	—	901,892	$—	$—	$9,019	$5,201,267
Silicon Genesis Corp., Convertible Note	1,250,000	—	—	1,250,000	—	—	1,250,000	1,250,000
Silicon Genesis Corp., Common Warrant	37,982	—	—	37,982	—	—	—	—
Silicon Genesis Corp., Series 1-C	82,914	—	—	82,914	—	—	829	1,731,250
Silicon Genesis Corp., Series 1-D	850,830	—	—	850,830	—	—	8,508	4,315,500
Silicon Genesis Corp., Series 1-E	5,704,480	—	—	5,704,480	—	—	1,806,495	6,046,749
Silicon Genesis Corp., Series 1-E Warrant	1,257,859	—	—	1,257,859	—	—	—	—
Silicon Genesis Corp., Series 1-E Warrant	94,339	—	—	94,339	—	—	—	—
Silicon Genesis Corp., Series 1-F	912,453	—	—	912,453	—	—	399,810	2,007,397
SoloPower, Series A	3,999,999	—	—	3,999,999	—	—	3,999,999	3,999,999
SoloPower, Series B	1,002,052	—	—	1,002,052	—	—	1,002,052	1,002,052
SoloPower, Series D	1,000,000	—	—	1,000,000	—	—	1,000,000	1,000,000
SoloPower, Series E-1	—	1,428,571	—	1,428,571	—	—	1,500,000	1,500,000
SoloPower Warrant	3,999,999	—	—	3,999,999	—	—	400	—

As of March 31, 2011, Kevin Landis represents the Funds and sits on the following private companies’ boards: Silicon Genesis Corporation and UCT Coatings, Inc. Serving on the boards of directors of the portfolio companies may cause conflicts of interest. The Adviser has adopted various procedures to ensure that the Fund will not be unfavorably affected by these potential conflicts.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

NOTES TO PORTFOLIO OF INVESTMENTS - continued
March 31, 2011 (unaudited)

As of March 31, 2011, the Funds were invested in the following restricted securities:

SECURITY	ACQUISITION DATE	SHARES	COST	VALUE	% OF NET ASSETS
TVFQX

Innovion Corp., Common Stock	February 23, 2001	2	$3,000,075	$—	0.00%
Innovion Corp., Series A-1	December 30, 2003	324,948	95,737	71,326	0.07%
Innovion Corp., Series A-2	December 30, 2003	168,804	95,737	169	0.00%
IP Unity, Inc., Series C P/S	July 27, 2001	1,932,222	3,478,000	1,932	0.00%
IP Unity, Inc., Series E P/S	August 4, 2004	193,042	313,307	1,930	0.00%
IP Unity, Inc., E-1 Warrant	August 4, 2004	69,496	69	69	0.00%
Silicon Genesis Corp., Common Stock	March 8, 2001	102,135	1,516,773	1,021	0.00%
Silicon Genesis Corp., Common Stock	April 30, 2002	726,424	3,684,494	7,264	0.01%
Silicon Genesis Corp., Common Stock (1)	November 21, 2005	23,333	—	234	0.00%
Silicon Genesis Corp., Common Stock (1)	June 10, 2008	20,000	—	200	0.00%
Silicon Genesis Corp., Common Stock (1)	May 19, 2009	10,000	—	100	0.00%
Silicon Genesis Corp., Common Stock (1)	December 27, 2010	10,000	—	100	0.00%
Silicon Genesis Corp., Common Stock	February 01, 2011	10,000	—	100	0.00%
Silicon Genesis Corp., C/N	November 3, 2010	1,250,000	1,250,000	1,250,000	1.15%
Silicon Genesis Corp., Common Warrants	November 4, 2003	37,982	—	—	0.00%
Silicon Genesis Corp., Series 1-C P/S	March 8, 2001	82,914	1,731,250	829	0.00%
Silicon Genesis Corp., Series 1-D P/S	April 30, 2002	850,830	4,315,500	8,508	0.01%
Silicon Genesis Corp., Series 1-E P/S	November 4, 2003	5,704,480	6,046,749	1,806,495	1.66%
Silicon Genesis Corp., Series 1-E Warrants	February 26, 2003	94,339	—	—	0.00%
Silicon Genesis Corp., Series 1-E Warrants	October 31, 2003	1,257,859	—	—	0.00%
Silicon Genesis Corp., Series 1-F P/S	June 27, 2007	912,453	2,007,397	399,810	0.37%
SoloPower, Series A P/S	June 29, 2006	3,999,999	3,999,999	3,999,999	3.67%
SoloPower, Series B P/S	July 9, 2007	1,002,052	1,002,052	1,002,052	0.92%
SoloPower, Series D P/S	December 17, 2010	1,000,000	1,000,000	1,000,000	0.92%
SoloPower, Series E-1 P/S	February 24, 2011	1,428,571	1,500,000	1,500,000	1.38%
SoloPower Warrants	December 17, 2010	3,999,999	—	400	0.00%
UCT Coatings, Inc., Common Warrants (2)	October 5, 2004	136,986	—	600	0.00%
UCT Coatings, Inc., Common Warrants	2008-2010	2,029	—	9	0.00%
UCT Coatings, Inc., Common Warrants	May 13, 2009	33,001	—	145	0.00%
UCT Coatings, Inc., Common Stock (2)	October 5, 2004	1,500,000	5,000,000	937,500	0.86%
			$40,037,139	$11,990,792	11.02%

ALTEX

Silicon Genesis Corp., Common Stock	September 2, 2008	109,855	$32,957	$1,099	0.02%
Silicon Genesis Corp., Common Stock	September 26, 2008	71,552	21,466	715	0.01%
Silicon Genesis Corp., Series 1-C P/S	September 2, 2008	152	46	2	0.00%
Silicon Genesis Corp., Series 1-E P/S	September 2, 2008	3,000	3,180	950	0.01%
SoloPower, Series C-1 P/S	September 23, 2008	21,425	21,425	25,924	0.37%
			$79,074	$28,690	0.41%

(1) Shares granted at no cost by issuer.
(2) 3:1 stock split

 P/S Preferred Stock
 C/N Convertible Note

NOTES TO PORTFOLIO OF INVESTMENTS - continued
March 31, 2011 (unaudited)

Each Fund, consistent with SEC guidelines, has an investment restriction providing that it cannot purchase additional restricted securities once such securities comprise 15% of a Fund’s net assets. The SEC considers a security to be illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the security. The restriction stems from the concern that, for an open-end mutual fund with daily redemption obligations, a high level of illiquid securities would increase the risk that a Fund may not be able to meet its daily redemption needs, because illiquid securities often take a longer period of time to sell, and may not necessarily be sold at that Fund’s then carrying value.  As of March 31, 2011, two privately held solar technology companies, SoloPower and Silicon Genesis, comprised 10% of the net asset value of Firsthand Technology Value Fund (TVFQX).

Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Securities Valuation—A Fund’s portfolio of securities is valued as follows:

1.
Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.

2.
Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

3.	Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.
4.	Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

In pricing illiquid, privately placed securities, the advisor follows well-accepted valuation techniques. Initial valuations are generally determined by the initial purchase price for each security. Subsequent to initial purchase, securities are repriced from time to time to reflect changes to the companies’ valuations caused by various events. Such events include, among others, a new round of financing establishing a new valuation for the company; material changes to a company’s business or business prospects, either due to company-specific internal issues (gaining or losing a major customer, missing a significant milestone, etc.) or macroeconomic events affecting the industry or the world. In analyzing a company’s valuation, factors that are also considered, include a company’s cash flow, revenues, profitability, financial forecasts, and probability of success in those measures. Other potential factors include the value of comparable public and private companies and general market conditions.

Fair Value Measurement — In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access
Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates, and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

NOTES TO PORTFOLIO OF INVESTMENTS - continued
March 31, 2011 (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the following Funds’ net assets as of March 31, 2011:

FUND *	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
TVFQX
Common Stocks
Advanced Materials	$9,222,918	$—	$937,500
Battery	3,187,700	—	—
Communications	3,284,174	—	—
Communications Equipment	12,731,889	—	—
Computer-Integrated		—	—
Consumer Electronics	3,463,704	—	—
Defense & Aerospace		—	—
Electronics Manufacturing Services	—	300,228	—
Energy Efficiency	2,933,648	—	—
Intellectual Property	—	—	9,019
Internet	4,593,900	—	—
Networking	5,145,000	—	—
Other Electronics	7,106,231	—	—
Photonics	3,479,828	—	—
Renewable Energy	2,999,000	—	—
Semiconductors	14,402,229	—	—
Software	4,428,040	—	—
Total Common Stocks	76,978,261	300,228	946,519
Preferred Stocks
Intellectual Property	—	—	2,215,642
Networking	—	—	3,862
Renewable Energy	—	—	7,502,051
Services	—	—	71,495
Total Preferred Stocks	—	—	9,793,050
Asset Derivatives **
Equity Contracts	—	—	1,223
Convertible Bonds
Intellectual Property	—	—	1,250,000
Total	$76,978,261	$300,228	$11,990,792

NOTES TO PORTFOLIO OF INVESTMENTS - continued
March 31, 2011 (unaudited)

FUND *	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
TLFQX
Common Stocks
Advanced Materials	$2,063,000	$—	$—
Communications Equipment	4,878,500	—	—
Computer	4,303,900	—	—
Internet	2,931,050	—	—
Internet Security		—	—
Networking	1,029,000	—	—
Other Electronics	943,800	—	—
Renewable Energy	986,000	—	—
Semiconductor Equipment	913,600
Semiconductors	5,697,950	—	—
Software	3,715,200	—	—
Total Common Stock	27,462,000	—	—
Asset Derivatives **
Equity Contracts	—	250,000	—
Total	$27,462,000	$250,000	$—

FUND *	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
TEFQX
Common Stocks
Battery	$698,500	$—	$—
Business Services	4,361,400	—	—
Communications	2,679,000	—	—
Communications Equipment	9,524,500	—	—
Computer	2,787,600	—	—
Consumer Electronics	2,528,988	—	—
Data Processing/Management	797,600	—	—
Internet	34,496,364	—	—
Networking	2,568,500	—	—
Other Electronics	8,039,300	—	—
Semiconductors	16,771,900	—	—
Software	10,422,237	—	—
Total Common Stock	95,675,889	—	—
Asset Derivatives **
Equity Contracts	—	1,221,100	—
Total	$95,675,889	$1,221,100	$—
Liability Derivatives **
Equity Contracts	$—	$(414,550)	$—

NOTES TO PORTFOLIO OF INVESTMENTS - continued
March 31, 2011 (unaudited)

FUND *	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
ALTEX
Common Stocks
Advanced Materials	$484,802	$—	$—
Basic Materials	71,530	—	—
Battery	191,135	—	—
Building Automation	91,454	—	—
Energy Efficiency	556,066	—	—
Environmental Services	205,390	—	—
Industrials	117,125	—	—
Intellectual Property	—	—	1,814
Other Electronics	377,407	—	—
Power Conversion/Supply Equipment	137,374	—	—
Renewable Energy	2,706,370	1,116,887	—
Semiconductors	499,076	—	—
Total Common Stocks	5,437,729	1,116,887	1,814
Preferred Stocks
Intellectual Property	—	—	952
Renewable Energy	—	—	25,924
Total Preferred Stocks	—	—	26,876
Total	$5,437,729	$1,116,887	$28,690

*	TVFQX: Firsthand Technology Value Fund; TLFQX: Firsthand Technology Leaders Fund TEFQX: Firsthand Technology Opportunities Fund; ALTEX: Firsthand Alternative Energy Fund

**	Asset derivatives include warrants and purchased options. Liability derivatives include written options.

Following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

FIRSTHAND TECHNOLOGY VALUE FUND

INVESTMENTS AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	BALANCE AS OF 12/31/10	NET PURCHASES (SALES)	NET REALIZED GAINS (LOSSES)	NET UNREALIZED APPRECIATION (DEPRECIATION)	TRANSFERS IN (OUT) OF LEVEL 3	BALANCE AS OF 03/31/10
Common Stocks
Advanced Materials	$1,875,000	$—	$—	$(937,500)	$—	$937,500
Intellectual Property	8,919	100	—	—	—	9,019
Preferred Stocks
Intellectual Property	2,215,642	—	—	—	—	2,215,642
Networking	3,862	—	—	—	—	3,862
Renewable Energy	4,637,131	1,500,000	—	1,364,920	—	7,502,051
Services	75,823	(17,330)	17,330	(4,328)	—	71,495
Warrants
Equity Contracts	1,222	1	—	—	—	1,223
Convertible Bonds
Intellectual Property	1,250,000	—	—	—	—	1,250,000
Total	$10,067,599	$1,482,670	$17,330	$423,193	$—	$11,990,792

NOTES TO PORTFOLIO OF INVESTMENTS - continued
March 31, 2011 (unaudited)

FIRSTHAND ALTERNATIVE ENERGY FUND

INVESTMENTS AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	BALANCE AS OF 12/31/10	NET PURCHASES (SALES)	NET REALIZED GAINS (LOSSES)	NET UNREALIZED APPRECIATION (DEPRECIATION)	TRANSFERS IN (OUT) OF LEVEL 3	BALANCE AS OF 03/31/11
Common Stocks
Intellectual Property	$1,814	$—	$—	$—	$—	$1,814
Preferred Stocks
Intellectual Property	952	—	—	—	~~—~~	952
Renewable Energy	25,924	—	—	—	~~—~~	25,924
Total	$28,690	$—	$—	$—	$—	$28,690

The net change in unrealized appreciation (depreciation) from Level 3 investments held as of March 31, 2011, for Firsthand Technology Value Fund and Firsthand Alternative Energy Fund, was $427,521 and $0, respectively.

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Item 2.	Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Firsthand Funds

By (Signature and Title)*		/s/ Kevin M. Landis
Kevin M. Landis, President and Secretary

Date	May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Kevin M. Landis
Kevin M. Landis, President and Secretary

Date	May 26, 2011

By (Signature and Title)*		/s/ Omar Billawala
Omar Billawala, Treasurer

Date	May 26, 2011

* Print the name and title of each signing officer under his or her signature.